Note 16 - Aggregated financial information on the Group's share in associates and joint ventures that are individually immaterial (Detail) - Information on the Groups Share in Associates and Joint Ventures individually immaterial [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Aggregated financial information on the Group's share in associates and joint ventures that are individually immaterial [Line Items]
Carrying amount of all associates that are individually immaterial to the Group	€ 383	€ 359
Aggregated amount of the Group's share of profit (loss) from continuing operations	39	30
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(1)	(8)
Aggregated amount of the Group's share of total comprehensive income	€ 38	€ 22